UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2013 (Unaudited)

DWS RREEF Global Real Estate Securities Fund
	Shares	Value ($)
Common Stocks 98.6%
Australia 7.8%
BGP Holdings PLC*	11,394,023	0
Dexus Property Group	4,123,318	4,489,476
Federation Centres Ltd.	3,046,336	7,492,249
Goodman Group	2,062,314	10,285,705
GPT Group	2,065,261	7,998,566
Investa Office Fund (Units)	684,190	2,181,435
Mirvac Group (Units)	1,374,190	2,326,744
Stockland (Units)	2,213,939	8,438,405
Westfield Group (Units)	1,470,231	16,641,898
Westfield Retail Trust	4,858,559	15,305,587

(Cost $66,104,565)		75,160,065
Austria 0.2%
Conwert Immobilien Invest SE (Cost $1,800,794)	159,000	1,734,975
Canada 4.1%
Allied Properties Real Estate Investment Trust (a)	396,494	12,891,861
Boardwalk Real Estate Investment Trust	7,661	471,266
Canadian Apartment Properties Real Estate Investment Trust (a)	198,959	4,939,455
Chartwell Retirement Residences	350,753	3,825,706
Dundee Real Estate Investment Trust "A" (a)	111,177	4,011,062
First Capital Realty, Inc.	215,454	4,019,150
RioCan Real Estate Investment Trust (a)	342,785	9,380,738

(Cost $39,072,426)		39,539,238
Channel Islands 0.4%
Camper & Nicholsons Marina Investments Ltd.*	1,550,000	200,187
LXB Retail Properties PLC*	2,060,000	3,584,377

(Cost $5,496,572)		3,784,564
China 0.7%
Agile Property Holdings Ltd.	1,558,000	1,861,024
Country Garden Holdings Co., Ltd.	9,364,449	4,651,290

(Cost $5,721,116)		6,512,314
Finland 0.2%
Sponda Oyj (Cost $2,165,768)	469,900	2,221,600
France 3.4%
Fonciere des Regions	36,300	2,843,534
Gecina SA	49,000	5,690,024
ICADE	28,000	2,450,670
Klepierre	152,300	5,987,621
Unibail-Rodamco SE	68,100	15,861,327

(Cost $30,215,629)		32,833,176
Germany 1.4%
Deutsche Euroshop AG	106,000	4,290,321
Deutsche Wohnen AG (Bearer)	180,000	3,273,775
DIC Asset AG	294,000	2,938,049
LEG Immobilien AG*	60,637	3,249,013

(Cost $13,959,781)		13,751,158
Hong Kong 9.4%
Hang Lung Properties Ltd.	2,303,000	8,628,188
Henderson Land Development Co., Ltd.	1,209,000	8,275,756
Hongkong Land Holdings Ltd.	1,668,000	12,372,894
Link REIT	1,939,000	10,594,636
New World Development Co., Ltd.	4,137,000	7,033,531
Shimao Property Holdings Ltd.	2,167,500	4,188,237
Sun Hung Kai Properties Ltd.	1,623,000	21,865,337
Swire Properties Ltd.	683,800	2,439,272
Wharf Holdings Ltd.	1,740,000	15,562,524

(Cost $81,642,669)		90,960,375
Japan 13.9%
Activia Properties, Inc.	352	3,443,905
Advance Residence Investment Corp.	944	2,586,260
Daiwahouse Residential Investment Corp.	223	1,075,498
Frontier Real Estate Investment Corp.	156	1,756,626
Global One Real Estate Investment Corp.	406	3,066,511
GLP J-REIT	579	621,840
Japan Real Estate Investment Corp.	392	5,367,695
Japan Retail Fund Investment Corp.	1,804	4,449,873
Mitsubishi Estate Co., Ltd.	1,164,000	32,100,112
Mitsui Fudosan Co., Ltd.	790,000	22,147,023
Mori Hills REIT Investment Corp.	485	3,611,675
Nippon Accommodations Fund, Inc.	120	976,470
Nippon Building Fund, Inc.	776	10,716,524
Nippon Prologis REIT, Inc. *	278	2,935,486
Nomura Real Estate Office Fund, Inc.	284	2,129,962
NTT Urban Development Corp.	5,072	5,996,851
Premier Investment Corp.	558	3,029,033
Sumitomo Realty & Development Co., Ltd.	422,000	16,116,110
Tokyo Tatemono Co., Ltd.	1,245,000	8,715,727
United Urban Investment Corp.	1,836	2,976,296

(Cost $97,255,971)		133,819,477
Netherlands 0.7%
Corio NV	87,100	4,066,488
Wereldhave NV	37,200	2,577,232

(Cost $7,217,079)		6,643,720
Norway 0.5%
Norwegian Property ASA (Cost $5,562,099)	3,000,000	4,712,988
Singapore 4.2%
Ascendas Real Estate Investment Trust	2,030,000	4,262,054
CapitaCommercial Trust	4,412,000	5,644,671
CapitaLand Ltd.	3,682,500	10,506,667
CapitaMall Trust	825,000	1,392,174
CapitaMalls Asia Ltd.	3,257,000	5,396,999
Global Logistic Properties Ltd.	3,463,000	7,338,545
Mapletree Greater China Commercial Trust *	1,462,000	1,225,847
Suntec Real Estate Investment Trust	3,392,000	4,925,123

(Cost $34,169,053)		40,692,080
Sweden 0.6%
Castellum AB	238,000	3,390,729
Fabege AB	266,453	2,725,638

(Cost $5,334,432)		6,116,367
Switzerland 0.9%
PSP Swiss Property AG (Registered)*	63,000	5,740,632
Swiss Prime Site AG (Registered)*	38,000	3,077,472

(Cost $8,705,139)		8,818,104
United Kingdom 4.3%
British Land Co. PLC	1,180,000	9,750,776
Derwent London PLC	84,000	2,750,834
Great Portland Estates PLC	720,000	5,434,479
Hammerson PLC	775,000	5,806,629
Land Securities Group PLC	640,000	8,066,493
Safestore Holdings PLC	863,800	1,555,963
Shaftesbury PLC	473,000	4,188,688
UNITE Group PLC	672,955	3,291,330

(Cost $38,040,743)		40,845,192
United States 45.9%
Acadia Realty Trust (REIT) (a)	238,450	6,621,757
Alexander's, Inc. (REIT)	8,740	2,881,491
Alexandria Real Estate Equities, Inc. (REIT) (a)	120,167	8,529,454
American Assets Trust, Inc. (REIT)	74,934	2,398,637
American Campus Communities, Inc. (REIT) (a)	273,568	12,403,573
AvalonBay Communities, Inc. (REIT)	87,956	11,141,387
Aviv REIT, Inc. (REIT)*	52,538	1,264,064
Boston Properties, Inc. (REIT) (a)	82,124	8,299,451
BRE Properties, Inc. (REIT)	78,777	3,834,864
Brookfield Office Properties, Inc.	56,099	963,101
Camden Property Trust (REIT) (a)	159,309	10,941,342
DCT Industrial Trust, Inc. (REIT) (a)	415,743	3,076,498
DDR Corp. (REIT) (a)	584,991	10,190,543
DiamondRock Hospitality Co. (REIT) (a)	523,349	4,872,379
Digital Realty Trust, Inc. (REIT)	11,694	782,446
Douglas Emmett, Inc. (REIT) (a)	556,556	13,874,941
Duke Realty Corp. (REIT) (a)	894,112	15,182,022
DuPont Fabros Technology, Inc. (REIT)	618,944	15,021,771
Equity Residential (REIT)	332,325	18,297,814
Extra Space Storage, Inc. (REIT)	190,923	7,497,546
Federal Realty Investment Trust (REIT)	106,145	11,467,906
General Growth Properties, Inc. (REIT)	400,009	7,952,179
Glimcher Realty Trust (REIT) (a)	966,885	11,215,866
Health Care REIT, Inc. (REIT) (a)	226,240	15,363,958
Healthcare Realty Trust, Inc. (REIT)	389,032	11,044,618
Home Properties, Inc. (REIT)	114,393	7,254,804
Host Hotels & Resorts, Inc. (REIT) (a)	587,473	10,274,903
LaSalle Hotel Properties (REIT) (a)	129,546	3,287,877
Liberty Property Trust (REIT) (a)	172,426	6,853,934
Medical Properties Trust, Inc. (REIT) (a)	182,595	2,928,824
Pebblebrook Hotel Trust (REIT) (a)	117,912	3,040,950
Pennsylvania Real Estate Investment Trust (REIT) (a)	95,554	1,852,792
Post Properties, Inc. (REIT)	242,539	11,423,587
Prologis, Inc. (REIT)	310,314	12,406,354
PS Business Parks, Inc. (REIT)	45,465	3,588,098
Public Storage (REIT)	121,907	18,568,874
Regency Centers Corp. (REIT) (a)	201,683	10,671,048
Simon Property Group, Inc. (REIT)	333,671	52,906,874
SL Green Realty Corp. (REIT) (a)	129,654	11,164,506
Spirit Realty Capital, Inc. (REIT) (a)	218,099	4,143,881
Sunstone Hotel Investors, Inc. (REIT)*	609,410	7,501,837
Taubman Centers, Inc. (REIT)	157,406	12,224,150
UDR, Inc. (REIT) (a)	198,888	4,811,101
Ventas, Inc. (REIT) (a)	386,144	28,265,741
Vornado Realty Trust (REIT) (a)	170,947	14,298,007

(Cost $393,139,115)		442,587,750

Total Common Stocks (Cost $835,602,951)		950,733,143
Securities Lending Collateral 15.2%
Daily Assets Fund Institutional, 0.14% (b) (c) (Cost $146,873,970)	146,873,970	146,873,970
Cash Equivalents 1.2%
Central Cash Management Fund, 0.12% (b) (Cost $11,379,670)	11,379,670	11,379,670

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $993,856,591) †	115.0	1,108,986,783
Other Assets and Liabilities, Net	(15.0)	(144,271,321)

Net Assets	100.0	964,715,462

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,042,076,622.  At March 31, 2013, net unrealized appreciation for all securities based on tax cost was $66,910,161.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $126,026,810 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $59,116,649.

(a)	All or a portion of these securities were on loan. The value of securities loaned at March 31, 2013 amounted to $143,709,458 which is 14.9% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

At March 31, 2013 the DWS RREEF Global Real Estate Securities Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Diversified	366,136,213	38.5%
Office	130,196,667	13.7%
Shopping Centers	116,506,037	12.2%
Apartments	102,785,797	10.8%
Regional Malls	86,151,861	9.1%
Health Care	62,692,911	6.6%
Hotels	28,977,946	3.0%
Storage	28,244,223	3.0%
Industrial	19,644,185	2.1%
Specialty Services	9,397,303	1.0%
Total	950,733,143	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$75,160,065	$0	$75,160,065
Austria	—	1,734,975	—	1,734,975
Canada	39,539,238	—	—	39,539,238
Channel Islands	—	3,784,564	—	3,784,564
China	—	6,512,314	—	6,512,314
Finland	—	2,221,600	—	2,221,600
France	—	32,833,176	—	32,833,176
Germany	—	13,751,158	—	13,751,158
Hong Kong	—	90,960,375	—	90,960,375
Japan	—	133,819,477	—	133,819,477
Netherlands	—	6,643,720	—	6,643,720
Norway	—	4,712,988	—	4,712,988
Singapore	—	39,466,233	1,225,847	40,692,080
Sweden	—	6,116,367	—	6,116,367
Switzerland	—	8,818,104	—	8,818,104
United Kingdom	—	40,845,192	—	40,845,192
United States	442,587,750	—	—	442,587,750
Short-Term Investments(d)	$158,253,640	—	—	158,253,640
Total	$640,380,628	$467,380,308	$1,225,847	$1,108,986,783

There have been no transfers between fair value measurement levels during the period ended March 31, 2013.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Global Real Estate Securities Fund, a series of DWS Securities Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 17, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 17, 2013